Financial Instruments (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Financial Instruments [Abstract]
Percentage difference between carrying value and fair market value of fixed interest long-term debt	4.00%
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 14,164
Fair Market Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 13,544